Expense Example {- Fidelity Advisor® Global Equity Income Fund} - 10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-11 - Fidelity Advisor® Global Equity Income Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Global Equity Income Fund-Class A
Expense Example:
1 year	$ 700
3 years	1,034
5 years	1,405
10 years	2,444
Fidelity Advisor Global Equity Income Fund-Class M
Expense Example:
1 year	502
3 years	890
5 years	1,317
10 years	2,503
Fidelity Advisor Global Equity Income Fund-Class C
Expense Example:
1 year	308
3 years	715
5 years	1,264
10 years	2,578
Fidelity Advisor Global Equity Income Fund - Class I
Expense Example:
1 year	107
3 years	391
5 years	709
10 years	1,609
Class Z
Expense Example:
1 year	92
3 years	357
5 years	657
10 years	$ 1,510